Financial investments	12 Months Ended
Dec. 31, 2017
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Financial investments
6.	Financial investments

	12.31.2017				12.31.2016
	Assets measured at fair value through profit or loss	Held to maturity	Available for sale	Total	Assets measured at fair value through profit or loss	Held to maturity	Available for sale	Total
Financial instruments
Private securities (i)	516.7	—	—	516.7	712.6	—	—	712.6
Structured Notes (ii)	—	1,249.6	—	1,249.6	—	103.4	—	103.4
Fixed Deposits (iii)	791.6	—	—	791.6	354.5	620.9	—	975.4
Other (iv)	—	0.2	58.8	59.0	0.2	117.1	35.0	152.3

	1,308.3	1,249.8	58.8	2,616.9	1,067.3	841.4	35.0	1,943.7

Current portion	1,308.3	998.5	58.8	2,365.6	1,067.3	673.2	35.0	1,775.5
Non-current	—	251.3	—	251.3	—	168.2	—	168.2

(i)	Private securities include CDBs, Repurchase Agreements – REPO and other deposits without early redemption issued by Brazilian financial institutions, with original maturities of more than 90 days, for which there are penalties on remuneration if the Company decides to terminate the transaction before the original maturity date.
(ii)	Structured Notes issued by financial institutions in accordance with the Financial Management Policy. Includes a total of US$ 855.1 in short term Structured Notes purchased in 2017.
(iii)	Fixed deposits in US Dollars, including Certificate of Deposits and Time Deposits, with original maturities higher than 90 days.
(iv)	In the “Available for sale” category, it refers to shares of the newly created Republic Airways Holdings, a company emerged from the old Republic Airways Holding’s Chapter 11. These shares were received by the Company as part of the Republic Airways Holdings emerging plan.

The weighted average interest rates at December 31, 2017 for cash equivalents and financial investments in reais and in dollars were 10.18% p.a. and 1.72% p.a. (14.21% p.a. and 1.87% p.a. respectively at December 31, 2016).